HOLDING COMPANY INDIRECT SUBSIDIARIES (Tables)	12 Months Ended
Jun. 30, 2022
HOLDING COMPANY INDIRECT SUBSIDIARIES
Indirect Subsidiaries

			Ownership %
Description	Location	Nature of Business	2022	2021
IBEX Global Solutions Limited	England	Holding company	100%	100%
Lovercius Consultants Limited	Cyprus	Call center	100%	100%
IBEX Global Europe	Luxembourg	Tech support services	100%	100%
IBEX Global ROHQ	Philippines	Regional HQ	100%	100%
IBEX Global Solutions, Inc. (formerly TRG Customer Solutions, Inc.)	USA	Call center	100%	100%
TRG Customer Solutions (Canada), Inc.	Canada	Call center	100%	100%
TRG Marketing Solutions Limited	England	Call center	100%	100%
Virtual World (Private) Limited	Pakistan	Call center	100%	100%
IBEX Philippines, Inc.	Philippines	Call center	100%	100%
IBEX Global Solutions (Philippines) Inc.	Philippines	Call center	100%	100%
TRG Customer Solutions (Philippines) Inc.	Philippines	Call center	100%	100%
IBEX Global Solutions Senegal S.A. (formerly TRG Senegal SA)	Senegal	Call center	100%	100%
IBEX Global Solutions (Private) Limited	Pakistan	Call center	100%	100%
IBEX Global MENA FZE	Dubai	Call center	100%	100%
IBEX Global Bermuda Ltd	Bermuda	Call center	100%	100%
IBEX Global Solutions Nicaragua SA	Nicaragua	Call center	100%	100%
Ibex Honduras S.A. de C.V.	Honduras	Call center	100%	—%
IBEX Global St. Lucia Limited	St. Lucia	Holding company	100%	100%
IBEX Global Jamaica Limited	Jamaica	Call center	100%	100%
IBEX Receivable Solutions, Inc	USA	Call center	100%	100%
IBEX Global Solutions France SARL	France	Call center	100%	100%
IBEX Global Solutions Holdings Inc.	USA	Holding company	100%	100%
Digital Globe Services, LLC	USA	Internet marketing for residential cable services	100%	100%
TelsatOnline, LLC	USA	Internet marketing for non - cable telco services	100%	100%
7 Degrees LLC	USA	Digital marketing agency	100%	100%
iSky, LLC	USA	Customer experience	100%	—%

			Ownership %
Description	Location	Nature of Business	2022	2021
DGS Worldwide Marketing Limited	Cyprus	Holding company and global marketing	100%	100%
DGS (Pvt.) Limited	Pakistan	Call center and support services	100%	100%

Joint Venture

			Ownership %
Description	Location	Nature of Business	2022	2021
Lakeball LLC (Note 7)	USA	Internet Marketing for commercial cable services	47.5%	47.5%